SHARE-BASED COMPENSATION - Share option under the option plans (Details) - Non-employee options - 2015 Plan $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Share option activities
Outstanding at beginning of the period (in shares) | shares	39,143,483
Granted (in shares) | shares	4,936,000
Exercised (in shares) | shares	(6,583,436)
Forfeited (in shares) | shares	(916,799)
Outstanding at end of the period (in shares) | shares	36,579,248	39,143,483
Expect to vest (in shares) | shares	9,445,896		9,445,896
Options exercisable (in shares) | shares	27,133,352		27,133,352
Weighted average exercise price
Outstanding at beginning of the period (in dollars per share)	$ 0.33
Granted (in dollars per share)	0.80
Exercised (in dollars per share)	0.16
Forfeited (in dollars per share)	0.80
Outstanding at end of the period (in dollars per share)	0.37	$ 0.33
Expect to vest (in dollars per share)	0.80
Options exercisable (in dollars per share)	$ 0.28
Weighted average remaining contractual term (Years)
Outstanding (years)	5 years 7 months 17 days	6 years 3 months 26 days
Expect to vest (years)	8 years 8 months 5 days
Options exercisable (years)	4 years 11 months 9 days
Weighted average grant date fair value
Outstanding at beginning of the period (in dollars per share)	$ 0.74
Granted (in dollars per share)	4.19
Exercised (in dollars per share)	0.35
Forfeited (in dollars per share)	2.64
Outstanding at end of the period (in dollars per share)	1.13	$ 0.74
Expect to vest (in dollars per share)	3.22
Options exercisable (in dollars per share)	$ 0.59
Aggregate Intrinsic Value
Outstanding at beginning of the period | $	$ 138,520
Outstanding at ending of the period | $	318,660	$ 138,520
Expect to vest | $	78,637
Options exercisable | $	$ 240,023
Unrecognized compensation expense | ¥			¥ 163,060
Weighted average remaining service period	2 years 7 months 17 days